Shareholder Report	12 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Dynamic Asset Allocation Equity Fund
Class Name	Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Dynamic Asset Allocation Equity Fund (previously known as Putnam Dynamic Asset Allocation Equity Fund) for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$76	0.66%
[1]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class A shares of Franklin Dynamic Asset Allocation Equity Fund returned 29.44%. The Fund compares its performance to the Russell 3000 Index and the Putnam Blended Equity Index†, which returned 29.45% and 30.15%, respectively, for the same period. Effective February 1, 2026, the Fund’s blended benchmark composition changed from 75% Russell 3000 Index, 19%  MSCI EAFE Index-NR, and 6% MSCI Emerging Markets Index to 75% Russell 3000 Index and 25% MSCI All Country World Ex-U.S. Index NR. The Fund’s investment manager believes this new composition better reflects the Fund’s current portfolio.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection effects within the Quantitative International Equity Strategy sleeve were beneficial for benchmark-relative performance.
↑	An overweight allocation to the Fundamental Emerging Markets Equity Strategy sleeve was beneficial for benchmark-relative performance.
↑	Allocation decisions within the Quantitiative U.S. Large Cap Strategy sleeve were beneficial for benchmark-relative performance.

Top detractors from performance:
Selection effects within:
↓	The Quantitiative U.S. Large Cap Strategy sleeve detracted from benchmark-relative performance, despite a robust gain in terms of absolute performance.
↓	The Fundamental Large-Cap Value Equity Strategy sleeve detracted from performance, despite a robust gain in terms of absolute performance.
↓	The Fundamental Large-Cap Growth Equity Strategy sleeve detracted from performance, despite a robust gain in terms of absolute performance.
Use of derivatives and the impact on performance:
Futures were used to manage the Fund’s exposure to market (systematic) risk, which detracted from performance. Forward currency contracts were used to hedge foreign exchange risk, which had a slight negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class A	29.44	13.13	13.55
Class A (with sales charge)	21.99	11.80	12.88
Russell 3000 Index	29.45	12.92	15.12
Putnam Equity Blended Index†	30.15	12.03	13.89
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) 225-1581. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 278,606,405
Holdings Count | $ / shares	979
Advisory Fees Paid, Amount	$ 315,753
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$278,606,405
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	979
Total Management Fee Paid	$315,753
Portfolio Turnover Rate	55%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition† (% of Total Net Assets)	[3],[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to Franklin Dynamic Asset Allocation Equity Fund.
Effective June 1, 2026, the portfolio managers primarily responsible for the day-to-day management of the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA and Thomas A. Nelson, CFA.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-internalusefunds-documents.

Material Fund Change Name [Text Block]	Effective July 15, 2026, the Fund’s name changed to Franklin Dynamic Asset Allocation Equity Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-internalusefunds-documents.
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents.
Class P
Shareholder Report [Line Items]
Fund Name	Franklin Dynamic Asset Allocation Equity Fund
Class Name	Class P
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Dynamic Asset Allocation Equity Fund (previously known as Putnam Dynamic Asset Allocation Equity Fund) for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$69	0.60%
[5]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class P shares of Franklin Dynamic Asset Allocation Equity Fund returned 29.57%. The Fund compares its performance to the Russell 3000 Index and the Putnam Blended Equity Index†, which returned 29.45% and 30.15%, respectively, for the same period. Effective February 1, 2026, the Fund’s blended benchmark composition changed from 75% Russell 3000 Index, 19%  MSCI EAFE Index-NR, and 6% MSCI Emerging Markets Index to 75% Russell 3000 Index and 25% MSCI All Country World Ex-U.S. Index NR. The Fund’s investment manager believes this new composition better reflects the Fund’s current portfolio.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection effects within the Quantitative International Equity Strategy sleeve were beneficial for benchmark-relative performance.
↑	An overweight allocation to the Fundamental Emerging Markets Equity Strategy sleeve was beneficial for benchmark-relative performance.
↑	Allocation decisions within the Quantitiative U.S. Large Cap Strategy sleeve were beneficial for benchmark-relative performance.

Top detractors from performance:
Selection effects within:
↓	The Quantitiative U.S. Large Cap Strategy sleeve detracted from benchmark-relative performance, despite a robust gain in terms of absolute performance.
↓	The Fundamental Large-Cap Value Equity Strategy sleeve detracted from performance, despite a robust gain in terms of absolute performance.
↓	The Fundamental Large-Cap Growth Equity Strategy sleeve detracted from performance, despite a robust gain in terms of absolute performance.
Use of derivatives and the impact on performance:
Futures were used to manage the Fund’s exposure to market (systematic) risk, which detracted from performance. Forward currency contracts were used to hedge foreign exchange risk, which had a slight negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class P	29.57	13.23	13.72
Russell 3000 Index	29.45	12.92	15.12
Putnam Equity Blended Index†	30.15	12.03	13.89
[6]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) 225-1581. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 278,606,405
Holdings Count | $ / shares	979
Advisory Fees Paid, Amount	$ 315,753
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$278,606,405
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	979
Total Management Fee Paid	$315,753
Portfolio Turnover Rate	55%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition† (% of Total Net Assets)	[7],[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to Franklin Dynamic Asset Allocation Equity Fund.
Effective June 1, 2026, the portfolio managers primarily responsible for the day-to-day management of the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA and Thomas A. Nelson, CFA.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-internalusefunds-documents.

Material Fund Change Name [Text Block]	Effective July 15, 2026, the Fund’s name changed to Franklin Dynamic Asset Allocation Equity Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-internalusefunds-documents.
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents.

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	The Putnam Equity Blended Index is comprised of 75% Russell 3000 Index, 19% MSCI EAFE Index-NR and 6% MSCI Emerging Markets Index from inception to 1/31/26; and 75% Russell 3000 Index and 25% MSCI All Country World Ex-U.S. Index-NR thereafter.

[3]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[4]
†	Certain categories may represent less than 0.1%.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
†	The Putnam Equity Blended Index is comprised of 75% Russell 3000 Index, 19% MSCI EAFE Index-NR and 6% MSCI Emerging Markets Index from inception to 1/31/26; and 75% Russell 3000 Index and 25% MSCI All Country World Ex-U.S. Index-NR thereafter.

[7]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[8]
†	Certain categories may represent less than 0.1%.